FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents	$ 1,663,059
Cash on hand	4,277
Bank balance	732,578
Overnight	802,220
Time deposits	123,984
Other financial assets, current	46,153
Other financial assets	46,153
Trade debtors, other accounts receivable and Current accounts receivable	599,180
Accounts receivable from entities related, current	158
Other financial assets, not current	33,140
Accounts receivable, non-current	4,986
Other current financial liabilities	3,050,059
Accounts payable for trade and other accounts payable, current	2,322,961
Accounts payable to entities related, current	812
Other financial liabilities, not current	7,803,801
Accounts payable, not current	651,600
Accounts payable to entities related, non-current	396,423
At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents	1,663,059
Cash on hand	4,277
Bank balance	732,578
Overnight	802,220
Time deposits	123,894
Other financial assets, current	46,153
Other financial assets	46,153
Trade debtors, other accounts receivable and Current accounts receivable	599,180
Accounts receivable from entities related, current	158
Other financial assets, not current	33,140
Accounts receivable, non-current	4,986
Other current financial liabilities	2,995,768
Accounts payable for trade and other accounts payable, current	2,322,961
Accounts payable to entities related, current	812
Other financial liabilities, not current	6,509,081
Accounts payable, not current	651,600
Accounts payable to entities related, non-current	$ 410,706
Restated [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents		$ 850,486
Cash on hand		4,982
Bank balance		329,633
Overnight		350,080
Time deposits		165,791
Other financial assets, current		27,707
Other financial assets		27,707
Trade debtors, other accounts receivable and Current accounts receivable		1,244,348
Accounts receivable from entities related, current		19,645
Other financial assets, not current		46,907
Accounts receivable, non-current		4,725
Other current financial liabilities		1,835,288
Accounts payable for trade and other accounts payable, current		2,222,874
Accounts payable to entities related, current		56
Other financial liabilities, not current		8,530,418
Accounts payable, not current		619,110
Accounts payable to entities related, non-current
Restated [Member] | At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of financial instruments which are not recorded at fair value [Line Items]
Cash and cash equivalents		850,486
Cash on hand		4,982
Bank balance		329,633
Overnight		350,080
Time deposits		165,791
Other financial assets, current		27,707
Other financial assets		27,707
Trade debtors, other accounts receivable and Current accounts receivable		1,244,348
Accounts receivable from entities related, current		19,645
Other financial assets, not current		46,907
Accounts receivable, non-current		4,725
Other current financial liabilities		2,019,068
Accounts payable for trade and other accounts payable, current		2,222,874
Accounts payable to entities related, current		56
Other financial liabilities, not current		8,846,418
Accounts payable, not current		619,110
Accounts payable to entities related, non-current